ARROW ALTERNATIVE SOLUTIONS FUND CLASS A SHARES: ASFFX CLASS C SHARES: ASFTX 1-877-277-6933 (1-877-ARROW-FD) www.arrowfunds.com

Summary Prospectus

                                    December 1, 2010

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated December 1, 2010, are incorporated by reference into this Summary Prospectus.  You can obtain these documents and other information about the Fund online at www.arrowfunds.com/prospectus. You can also obtain these documents at no cost by calling 1-877-277-6933 or by sending an email request to Info@arrowfunds.com.

Investment Objective:  The Fund seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility and low correlation to the equity markets.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 43 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of redemption proceeds)	1.00%	None
Redemption Fee (as a % of amount redeemed, if shares are held less than 30 days)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.67%	0.67%
Acquired Fund Fees and Expenses (1)	0.10%	0.10%
Total Annual Fund Operating Expenses	1.77%	2.52%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$745	$1,100	$1,479	$2,539
Class C	$255	$785	$1,340	$2,856

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 172% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks returns from a portfolio of leveraged long and short strategies (“long/short”) with a targeted amount of risk.  The Fund will implement its strategy using a broad mix of financial asset classes, including U.S. and foreign equities of any capitalization range, fixed income securities issued by the U.S. government or its agencies, mortgage backed securities, foreign government securities, domestic and foreign corporate debt of any credit rating, foreign currencies and commodities.  The Fund will also invest in other open-end investment companies (mutual funds), including the Arrow Managed Futures Trend Fund.  In addition to the direct investments within each asset class, the Fund will use derivatives such as futures, options, swap agreements and structured notes to obtain long and short exposure within the same asset classes.  The Fund will execute the following three long/short strategies, which encompass a variety of equity, fixed income and managed futures investment styles each with a low correlation to the U.S. equity market:

•

Hedged Equities Strategy:  Generates returns by investing on both the long and short sides of U.S. and international equity markets.

•

Fixed Income Arbitrage Strategy:  Generates returns from relationships between different fixed income securities, employing long and short positions to minimize exposure to interest rate changes that are either mathematically or historically interrelated.

•

Managed Futures Strategy:  Generates returns from convergent and divergent trends in the commodity, financial and currency futures markets.

To maintain a diversified portfolio, under normal circumstances, the Fund will have exposure to all three long/short strategies, but may have exposure to only one or two strategies.  The Fund's fixed income securities may by rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the sub-advisor to be of comparable quality.  The Fund's international investments may be in the securities of issuers from developed market countries, such as Japan, as well as emerging markets such as Malaysia.

To achieve the desired performance of a particular investment style and minimize the risk of substantial losses stemming from market declines while reducing volatility, Arrow Investment Advisors, LLC (the "Advisor"), the Fund's investment advisor, will utilize a quantitative methodology to invest in ("hold long") those assets expected to outperform their asset class and sell ("short") those assets expected to underperform their asset class.  This long/short portfolio construction attempts to provide absolute (positive) returns by minimizing the risk of substantial losses stemming from market declines, while reducing volatility.

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest primarily in (long and short) commodity and financial futures, options and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions.  The Subsidiary is subject to the same investment restrictions as the Fund.

The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to shareholders.  The Fund's Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objective.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

•

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.

•

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.  The Fund may invest, directly or indirectly, in “junk bonds.” Such securities are speculative investments that carry greater risks than higher quality debt securities.

•

Derivatives Risk: The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

•

Fixed Income Risk: The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

•

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•

Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

•

Management Risk:  The Advisor's investment decisions about individual securities impact the Fund's ability to achieve its investment objective.  The Advisor's judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor's investment strategy will produce the desired results.

•

Market Risk:  Overall stock market risks may affect the value of individual securities in which the Fund invests.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•

Mortgage Backed Securities Risk:  Mortgage-backed securities are subject to the risk that borrowers will prepay their loans more quickly than originally expected if interest rates fall.  This may force the Fund to reinvest prepayment proceeds at lower yields, which may reduce Fund performance.

•

Other Mutual Funds Risk:  Other mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly those other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Other mutual funds are subject to specific risks, depending on the nature of the fund.

•

Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

•

Sector Risk:  The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the entire sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

•

Short Selling Risk: The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security.  In addition, a lender may request that securities sold short be returned to the lender on short notice, in which case the Fund may have to buy the securities sold short at an unfavorable price.  Short sales are speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security.  The Fund's losses are potentially unlimited in a short sale transaction.

•

Small and Medium Capitalization Stock Risk: Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  In particular, these companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

•

Sovereign Debt Risk:  The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.  The market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

•

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:  The bar chart and performance table below show the variability of the Fund’s returns, which is  some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Returns would be lower for the Class C shares (formerly known as Advisor Class shares).  Updated performance information is available at no cost by visiting www.arrowfunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Class A Annual Total Return (Year ended December 31):

Returns do not reflect sales charges, and would be lower if they did.

Best Quarter	2nd Quarter 2008	4.50%
Worst Quarter	3rd Quarter 2008	(10.42)%

For the period January 1, 2010 through September 30, 2010, the total return for the Class A shares of the Fund was (6.82)%.

Average Annual Total Returns (as of December 31, 2009)

	Inception Date	One Year	Since Inception
Class A Return Before Taxes	10/30/07	(4.29)%	(6.70)%
Return after Taxes on Distributions		(4.60)%	(7.22)%
Return after Taxes on Distributions and Sale of Fund Shares		(2.79)%	(5.95)%
Class C Return Before Taxes	10/30/07	0.84%	(4.72)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		26.46%	(11.49)%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown.  After-tax returns for Class C shares will differ from those of Class A shares.  The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Investment Advisor:  Arrow Investment Advisors, LLC

Portfolio Managers:

William E. Flaig, Jr. Chief Investment Officer Since October 2007	Adrian Bachman, CFA Portfolio Manager Since June 2008

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $5,000 ($2,000 for retirement accounts) and the minimum subsequent investment is $250.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone, online at www.arrowfunds.com, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.